Derivative Liabilities - Schedule of Common Stock Purchase Derivative Liability Warrants (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Purchase Derivative Liability Warrants [Line Items]
Derivative liabilities outstanding, Beginning balance		$ 369,158	$ 68,455
Change in fair value of derivative liabilities		(369,158)	71,266
Derivative liabilities outstanding, Ending balance			$ 369,158